LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2012
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
7.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2012	2011
Entertainment production costs	$70,356	$68,553
Less: accumulated amortization	(16,603)	(9,141)

Entertainment production costs, net	$53,753	$59,412
Deposits and other	32,105	11,143
Long-term receivables, net	2,383	2,303

Long-term prepayments, deposits and other assets	$88,241	$72,858

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective useful life of the entertainment show, whichever is shorter.

Long-term receivables, net, represent casino receivables from casino customers where settlement is not expected within the next year. Aging of such balances are all over 90 days and include allowance for doubtful debts of $6,641 and $6,564 as of December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, long-term receivables of $3,854 and allowance for doubtful debts of $3,854 were reclassified to current; and current accounts receivable of $3,453 and allowance for doubtful debts of $3,931 were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.